Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash and cash equivalents	$ 1,225,010	$ 1,228,682
Accounts receivable, net	1,423,999	1,399,135
Prepaid expenses	177,590	161,317
Other current assets	167,208	196,151
Total Current Assets	2,993,807	2,985,285
PROPERTY, PLANT AND EQUIPMENT
Structures, net	1,890,693	1,950,437
Other property, plant and equipment, net	1,146,161	1,112,890
INTANGIBLE ASSETS AND GOODWILL
Indefinite-lived intangibles - licenses	2,423,979	2,411,367
Indefinite-lived intangibles - permits	1,070,720	1,105,704
Other intangibles, net	1,740,792	2,017,760
Goodwill	4,216,085	4,186,718
OTHER ASSETS
Other Assets Noncurrent	810,476	771,878
Total Assets	16,292,713	16,542,039
CURRENT LIABILITIES
Accounts payable	136,318	121,575
Accrued expenses	772,963	735,152
Accrued interest	180,572	160,361
Current portion of long-term debt	381,728	268,638
Deferred income	172,672	143,236
Other current liabilities	137,889	0
Total Current Liabilities	1,782,142	1,428,962
Long-term debt	20,365,369	19,938,531
Deferred income taxes	1,689,876	1,938,599
Other long-term liabilities	450,517	707,888
Commitments and contingent liabilities (Note 7)
MEMBER'S DEFICIT
Noncontrolling interest	303,997	521,794
Member's interest	2,135,842	2,129,575
Retained deficit	(10,281,746)	(9,857,267)
Accumulated other comprehensive loss	(153,284)	(266,043)
Total member's interest (deficit)	(7,995,191)	(7,471,941)
Total Liabilities and Member's Deficit	$ 16,292,713	$ 16,542,039